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                             CREDIT SUISSE FUNDS

                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                  ANNUAL REPORT

                                OCTOBER 31, 2001

                                  CREDIT SUISSE
                                JAPAN GROWTH FUND
                                        -
                                  CREDIT SUISSE
                              JAPAN SMALL CAP FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

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THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR
REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

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CREDIT SUISSE JAPAN GROWTH FUND
INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class and Advisor Class shares of Credit Suisse Japan Growth Fund(1) (the "Fund") had losses of 48.66% and 48.90%, respectively, vs. a loss of 31.06% for the U.S.-dollar-denominated Tokyo Stock Exchange Index ("Topix").(2)

   The world's stock markets typically had double-digit losses in the period, hampered by a sharper-than-expected slowdown in the global economy and by deteriorating profit growth. Japan's market was additionally burdened by worries over the country's stalled financial reform efforts and by deflation concerns, despite the Bank of Japan's mid-period announced decision to add more liquidity to the financial system.

   Against this backdrop, the Fund had a sizable loss, with its technology shares accounting for a large portion of its decline and underperformance. We continued to emphasize these stocks, as we believe they represent a number of Japan's most innovative and forward-looking companies. However, they were particularly hurt by the general uncertainty, as were technology stocks on a global basis.

   We made few noteworthy changes to the Fund in the period from a sector-emphasis perspective. In addition to favoring the technology area, we had significant weightings in the consumer-oriented and financial-services industries. However, we did increase our exposure to banks, which we had been largely avoiding. Our decision to add to this sector was based on the more-compelling valuations we saw here, given the prospects for real reform in the not-too-distant future and the prospects for better liquidity over the longer term.

   Looking ahead, Japan could remain a difficult investing environment for a spell. The most recent economic data from Japan is less than encouraging, and a global economic recovery appears delayed, despite the interest-rate reductions made by the U.S. Federal Reserve and other central banks this year. And unsettling events related to the war on terrorism could intensify risk concerns, to the detriment of Japan and other niche asset classes.

   However, we also believe that certain factors should at some point elevate Japan's economy and market. First, we believe that the election of a new government in the period is a cause for optimism regarding reforms in general. Mr. Koizumi campaigned as a reformer and he has continued to receive public support.

   More specifically regarding reform, we believe that an overhaul of the banking system is critical. The last few months of the period were noteworthy in this respect. Through most of September it had looked as though Japan's Resolution and Collection Corporation (RCC) would soon be empowered with tools similar to those used successfully by the Resolution Trust Corporation (RTC) in the United States. Indeed, Japanese bank shares performed strongly during August and September on hopes for an expanded role for the RCC, but they fell back in October as action was forestalled. We think that it is a matter of time before real reform is on track.

   Another source of optimism in our view is the Bank of Japan's (BOJ) stepped-up efforts to avoid a deflationary quagmire. The BOJ announced in March that it would begin focusing on monetary and price-level targets, as opposed to interest rates. If the Bank remains committed to an easing bias, we believe this shift in policy will likely bear fruit over time. Finally, we believe that Japan's economy, and certain areas especially, could benefit from an eventual global recommitment to technology. Japan provides many quality products used for productivity enhancement, and when growth does resume, specific software, electronics, telecommunication-components and Internet companies could enjoy a boost in demand. Within the technology area and elsewhere, we will continue to seek opportunities to purchase what we believe are compellingly valued stocks of world-class companies.

P. Nicholas Edwards                            Todd Jacobson
Co-Portfolio Manager                           Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING IN JAPAN, INCLUDING THE RISK OF INVESTING IN A SINGLE-COUNTRY FUND.

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COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE JAPAN GROWTH FUND(1) COMMON SHARES AND THE TOPIX INDEX(2) FROM INCEPTION (12/29/95), AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                  Credit Suisse Japan Growth
                     Fund(1) Common Shares        Topix Index(2)
                        $   10,000                    $   10,000
 1/96                   $    9,880                    $    9,865
 2/96                   $    9,660                    $    9,701
 3/96                   $   10,080                    $   10,021
 4/96                   $   10,780                    $   10,688
 5/96                   $   10,650                    $   10,165
 6/96                   $   11,080                    $   10,208
 7/96                   $   10,470                    $    9,707
 8/96                   $   10,190                    $    9,293
 9/96                   $   10,370                    $    9,555
10/96                   $    9,850                    $    8,914
11/96                   $    9,860                    $    8,980
12/96                   $    9,451                    $    8,292
 1/97                   $    9,204                    $    7,403
 2/97                   $    9,338                    $    7,549
 3/97                   $    9,286                    $    7,272
 4/97                   $    9,676                    $    7,451
 5/97                   $   10,856                    $    8,377
 6/97                   $   11,328                    $    8,920
 7/97                   $   11,985                    $    8,573
 8/97                   $   10,826                    $    7,809
 9/97                   $   10,928                    $    7,570
10/97                   $    9,995                    $    6,995
11/97                   $    9,841                    $    6,469
12/97                   $    9,594                    $    5,963
 1/98                   $   10,354                    $    6,601
 2/98                   $   10,313                    $    6,656
 3/98                   $   10,128                    $    6,207
 4/98                   $   10,425                    $    6,125
 5/98                   $   10,292                    $    5,838
 6/98                   $   10,292                    $    5,876
 7/98                   $   11,123                    $    5,798
 8/98                   $   10,148                    $    5,202
 9/98                   $    9,358                    $    5,093
10/98                   $    8,814                    $    5,910
11/98                   $    9,882                    $    6,191
12/98                   $    9,717                    $    6,419
 1/99                   $   10,436                    $    6,451
 2/99                   $   10,702                    $    6,298
 3/99                   $   12,375                    $    7,144
 4/99                   $   13,822                    $    7,484
 5/99                   $   13,278                    $    7,149
 6/99                   $   17,382                    $    7,858
 7/99                   $   19,250                    $    8,660
 8/99                   $   20,994                    $    8,935
 9/99                   $   23,426                    $    9,521
10/99                   $   24,894                    $   10,087
11/99                   $   30,086                    $   10,818
12/99                   $   35,575                    $   11,336
 1/00                   $   30,743                    $   10,754
 2/00                   $   33,524                    $   10,551
 3/00                   $   29,228                    $   11,221
 4/00                   $   24,633                    $   10,298
 5/00                   $   20,090                    $    9,550
 6/00                   $   20,605                    $   10,163
 7/00                   $   16,999                    $    8,964
 8/00                   $   20,449                    $    9,589
 9/00                   $   17,732                    $    9,213
10/00                   $   14,926                    $    8,560
11/00                   $   13,283                    $    8,330
12/00                   $   11,134                    $    7,616
 1/01                   $   12,653                    $    7,581
 2/01                   $   10,958                    $    7,180
 3/01                   $   11,454                    $    6,919
 4/01                   $   12,077                    $    7,513
 5/01                   $   11,438                    $    7,498
 6/01                   $   10,654                    $    7,093
 7/01                   $    9,294                    $    6,486
 8/01                   $    8,030                    $    6,315
 9/01                   $    6,863                    $    5,853
10/01                   $    7,662                    $    5,901

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

                                                  FROM INCEPTION
 1 YEAR           3 YEAR           5 YEAR           (12/29/95)
(48.66%)         (4.56%)          (4.90%)             (4.45%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                         FUND
                                                                       ---------
1 Year Total Return (9/30/00 to 9/30/01)                                (61.30%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                  (9.82%)
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                  (7.92%)
Average Annual Total Return Since Inception
   (12/29/95 to 9/30/01)                                                 (6.33%)

(1) Name changed from Warburg Pincus Japan Growth Fund.
(2) The Topix is an unmanaged index (with no defined investment objective) designed to reflect the general movement of the Japanese stock market. The index consists of all shares listed on the First Section of the Tokyo Stock Exchange, which is generally reserved for Japan's larger companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE JAPAN GROWTH FUND(1) ADVISOR SHARES AND THE TOPIX INDEX(2) FROM INCEPTION (12/29/95), AND AT EACH MONTH END. (UNAUDITED)

[CHART]

                      Credit Suisse Japan Growth
                        Fund(1) Advisor Shares            Topix Index(2)
                        $   10,000                    $   10,000
 1/96                   $    9,880                    $    9,865
 2/96                   $    9,650                    $    9,701
 3/96                   $   10,070                    $   10,021
 4/96                   $   10,770                    $   10,688
 5/96                   $   10,640                    $   10,165
 6/96                   $   11,060                    $   10,208
 7/96                   $   10,460                    $    9,707
 8/96                   $   10,170                    $    9,293
 9/96                   $   10,350                    $    9,555
10/96                   $    9,830                    $    8,914
11/96                   $    9,840                    $    8,980
12/96                   $    9,420                    $    8,292
 1/97                   $    9,180                    $    7,403
 2/97                   $    9,300                    $    7,549
 3/97                   $    9,260                    $    7,272
 4/97                   $    9,640                    $    7,451
 5/97                   $   10,820                    $    8,377
 6/97                   $   11,370                    $    8,920
 7/97                   $   12,100                    $    8,573
 8/97                   $   10,930                    $    7,809
 9/97                   $   10,970                    $    7,570
10/97                   $    9,890                    $    6,995
11/97                   $    9,740                    $    6,469
12/97                   $    9,500                    $    5,963
 1/98                   $   10,240                    $    6,601
 2/98                   $   10,210                    $    6,656
 3/98                   $   10,020                    $    6,207
 4/98                   $   10,310                    $    6,125
 5/98                   $   10,170                    $    5,838
 6/98                   $   10,180                    $    5,876
 7/98                   $   10,990                    $    5,798
 8/98                   $   10,030                    $    5,202
 9/98                   $    9,240                    $    5,093
10/98                   $    8,710                    $    5,910
11/98                   $    9,760                    $    6,191
12/98                   $    9,590                    $    6,419
 1/99                   $   10,300                    $    6,451
 2/99                   $   10,560                    $    6,298
 3/99                   $   12,200                    $    7,144
 4/99                   $   13,460                    $    7,484
 5/99                   $   12,930                    $    7,149
 6/99                   $   16,909                    $    7,858
 7/99                   $   18,730                    $    8,660
 8/99                   $   20,399                    $    8,935
 9/99                   $   22,759                    $    9,521
10/99                   $   24,180                    $   10,087
11/99                   $   29,219                    $   10,818
12/99                   $   34,549                    $   11,336
 1/00                   $   29,849                    $   10,754
 2/00                   $   32,540                    $   10,551
 3/00                   $   28,354                    $   11,221
 4/00                   $   23,896                    $   10,298
 5/00                   $   19,488                    $    9,550
 6/00                   $   19,940                    $   10,163
 7/00                   $   16,446                    $    8,964
 8/00                   $   19,788                    $    9,589
 9/00                   $   17,129                    $    9,213
10/00                   $   14,394                    $    8,560
11/00                   $   12,793                    $    8,330
12/00                   $   10,698                    $    7,616
 1/01                   $   12,135                    $    7,581
 2/01                   $   10,495                    $    7,180
 3/01                   $   11,041                    $    6,919
 4/01                   $   11,635                    $    7,513
 5/01                   $   11,026                    $    7,498
 6/01                   $   10,260                    $    7,093
 7/01                   $    8,933                    $    6,486
 8/01                   $    7,715                    $    6,315
 9/01                   $    6,590                    $    5,853
10/01                   $    7,356                    $    5,901

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (ADVISOR SHARES)

                                                  FROM INCEPTION
 1 YEAR           3 YEAR           5 YEAR           (12/29/95)
(48.90%)         (5.48%)          (5.63%)             (5.12%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                          FUND
                                                                       ---------
1 Year Total Return (9/30/00 to 9/30/01)                                (61.52%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                 (10.65%)
5 Year Average Annual Total Return (9/30/98 to 9/30/01)                  (8.63%)
Average Annual Total Return Since Inception
   (12/29/95 to 9/30/01)                                                 (6.98%)

(1)  Name changed from Warburg Pincus Japan Growth Fund.
(2) The Topix is an unmanaged index (with no defined investment objective) designed to reflect the general movement of the Japanese stock market. The index consists of all shares listed on the First Section of the Tokyo Stock Exchange, which is generally reserved for Japan's larger companies.

CREDIT SUISSE JAPAN SMALL CAP FUND
INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001

Dear Shareholder:

   For the 12 months ended October 31, 2001, the Common Class and Advisor Class shares of Credit Suisse Japan Small Cap Fund(1) (the "Fund") had losses of 48.28% and 48.10%, respectively, vs. a loss of 32.45% for the dollar-denominated JASDAQ Index,(2) a loss of 24.27% for the yen-denominated JASDAQ Index, and a loss of 16.25% for the Morgan Stanley Capital International Japan Small Company Index.(3)

   The period was a poor one for stocks, reflecting a bleak global economic and profit backdrop. Asset classes perceived to be riskier were under considerable pressure, and not surprisingly, Japanese small-cap stocks had significant losses. Adding to the group's woes were deflation concerns (notwithstanding the Bank of Japan's monetary easing in the period), as well as worries over the country's stalled reform efforts, e.g., with regard to Japan's persistent banking crisis.

   Within this environment, the Fund had a significant decline and underperformed its benchmarks. The Fund's technology holdings accounted for the bulk of its loss, as we were overweighted in an area that fared poorly on a global basis. That aside, we continued to stress technology as a key theme in the portfolio and plan to maintain an overweighting. We believe that a number of smaller-cap technology names from Japan are compellingly valued stocks of innovative and forward-looking companies. Elsewhere of note, we had significant weightings in the consumer and financial-services sectors.

   Looking ahead, there are clearly grounds for concern. The economic data from Japan has remained generally lackluster, and any delayed recovery in the U.S. and Europe--key customers of Japanese companies, including many small companies--could restrain demand going forward. And while the U.S. war on terrorism has had encouraging developments, we believe that niche-type asset classes will likely remain vulnerable to any unwelcome surprises.

   All that said, and notwithstanding recent performance, we also believe that there are positive forces that could aid Japan's economy and stock market over time. Not the least of these is the desire for reform expressed by Japan's new political leadership. Mr. Koizumi is regarded as a reformer and he has continued to receive public approval in the 60% to 70% range.

   The reform of Japan's banking industry is critical, in our view, though Japan has avoided tackling this issue for years. Ideally, Japan's Resolution and Collection Corporation (RCC) will be empowered with tools similar to those used successfully by the Resolution Trust Corporation (RTC) in the United States. Such a development appeared to be at hand in September, only to be stalled at the eleventh hour. We believe that the implementation of real reform will probably come sooner rather than later.

   We also note the Bank of Japan's (BOJ) stepped-up efforts to avoid a deflationary quagmire. The BOJ announced in March that it would begin focusing on monetary and price-level targets, as opposed to interest rates. If the BOJ remains committed to an easing bias, we believe this shift in policy should help Japan's economy while encouraging investment in the country's equities.

   Another factor is the potential for a continued rise in the return on equity
(ROE) generated by Japanese companies. Japan's overall ROE is significantly lower than returns in other major economies. But assuming Japan continues to employ productivity-enhancing technologies, we believe the gap will narrow with favorable implications for Japan's stock market over the long term. As always, we will continue to seek opportunities to purchase what we believe are attractively valued stocks of innovative companies.

P. Nicholas Edwards                            Todd Jacobson
Co-Portfolio Manager                           Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES. THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING IN JAPAN, INCLUDING THE RISK OF INVESTING IN A SINGLE-COUNTRY FUND.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE JAPAN SMALL CAP FUND(1) COMMON SHARES, THE JASDAQ INDEX(2) AND THE MSCI JAPAN SMALL COMPANY INDEX(3) FROM INCEPTION (9/30/94), AND AT EACH MONTH END.(UNAUDITED)

[CHART]

            Credit Suisse
             Japan Small                                        MSCI Japan
             Cap Fund(1)     JASDAQ (Yen)    JASDAQ (US$)     Small Company
            Common Shares      Index(2)        Index(2)          Index(3)
               $ 10,000        $ 10,000        $ 10,000         $ 10,000
10/94          $  9,850        $  9,699        $  9,901         $ 10,164
11/94          $  9,160        $  9,125        $  9,127         $  9,334
12/94          $  9,630        $  9,549        $  9,472         $  9,622
 1/95          $  9,010        $  8,667        $  8,669         $  9,275
 2/95          $  8,620        $  7,845        $  8,030         $  8,545
 3/95          $  7,870        $  7,349        $  8,419         $  8,988
 4/95          $  7,850        $  7,304        $  8,604         $  9,217
 5/95          $  7,320        $  6,987        $  8,170         $  8,270
 6/95          $  7,300        $  6,819        $  7,950         $  7,781
 7/95          $  8,290        $  7,441        $  8,365         $  8,557
 8/95          $  9,010        $  7,996        $  8,080         $  8,590
 9/95          $  9,080        $  8,300        $  8,328         $  8,454
10/95          $  9,090        $  8,192        $  7,930         $  8,127
11/95          $  9,190        $  8,086        $  7,882         $  8,604
12/95          $  9,525        $  8,494        $  8,149         $  9,015
 1/96          $  9,661        $  8,707        $  8,060         $  9,198
 2/96          $  9,202        $  8,550        $  8,047         $  8,995
 3/96          $  9,358        $  9,076        $  8,411         $  9,250
 4/96          $  9,838        $  9,615        $  9,085         $ 10,085
 5/96          $  9,703        $  9,594        $  8,783         $  9,615
 6/96          $ 10,224        $  9,837        $  8,876         $  9,556
 7/96          $  9,744        $  9,270        $  8,597         $  8,799
 8/96          $  9,442        $  8,847        $  8,063         $  8,480
 9/96          $  9,327        $  8,747        $  7,773         $  8,486
10/96          $  8,837        $  8,212        $  7,146         $  7,885
11/96          $  8,440        $  7,738        $  6,729         $  7,676
12/96          $  8,278        $  7,387        $  6,298         $  6,704
 1/97          $  7,572        $  6,930        $  5,650         $  6,020
 2/97          $  7,319        $  6,769        $  5,550         $  5,974
 3/97          $  7,181        $  6,455        $  5,159         $  5,444
 4/97          $  7,445        $  6,602        $  5,148         $  5,331
 5/97          $  8,194        $  6,872        $  5,836         $  6,352
 6/97          $  8,331        $  7,032        $  6,082         $  6,500
 7/97          $  8,500        $  6,485        $  5,421         $  5,804
 8/97          $  7,572        $  5,766        $  4,744         $  5,112
 9/97          $  7,245        $  5,270        $  4,321         $  4,264
10/97          $  6,717        $  5,146        $  4,235         $  4,392
11/97          $  6,317        $  4,488        $  3,480         $  3,602
12/97          $  6,166        $  4,343        $  3,306         $  2,980
 1/98          $  6,759        $  5,002        $  3,904         $  3,834
 2/98          $  6,608        $  4,921        $  3,855         $  4,124
 3/98          $  6,285        $  4,640        $  3,443         $  3,719
 4/98          $  6,651        $  4,601        $  3,446         $  3,571
 5/98          $  6,662        $  4,607        $  3,291         $  3,430
 6/98          $  6,802        $  4,458        $  3,179         $  3,477
 7/98          $  7,352        $  4,687        $  3,213         $  3,489
 8/98          $  6,673        $  4,183        $  2,932         $  3,129
 9/98          $  6,123        $  3,919        $  2,849         $  2,925
10/98          $  6,005        $  3,730        $  3,168         $  3,359
11/98          $  6,727        $  4,332        $  3,488         $  3,649
12/98          $  6,953        $  4,431        $  3,887         $  3,691
 1/99          $  7,546        $  4,756        $  4,048         $  3,767
 2/99          $  8,150        $  5,412        $  4,514         $  3,725
 3/99          $  9,444        $  6,405        $  5,352         $  4,202
 4/99          $ 10,845        $  7,312        $  6,062         $  4,510
 5/99          $ 10,414        $  6,701        $  5,445         $  4,208
 6/99          $ 13,917        $  9,127        $  7,462         $  4,741
 7/99          $ 15,675        $  9,640        $  8,312         $  5,008
 8/99          $ 17,065        $ 10,459        $  9,439         $  5,258
 9/99          $ 19,081        $ 11,489        $ 10,678         $  5,364
10/99          $ 20,062        $ 12,187        $ 11,556         $  5,338
11/99          $ 25,269        $ 13,999        $ 13,557         $  5,303
12/99          $ 29,806        $ 15,264        $ 14,757         $  4,914
 1/00          $ 26,522        $ 16,288        $ 15,058         $  4,988
 2/00          $ 29,806        $ 19,728        $ 17,771         $  4,918
 3/00          $ 24,264        $ 17,093        $ 16,492         $  5,319
 4/00          $ 19,468        $ 15,717        $ 14,391         $  4,750
 5/00          $ 15,903        $ 13,448        $ 12,359         $  4,931
 6/00          $ 17,005        $ 14,177        $ 13,258         $  5,653
 7/00          $ 13,893        $ 11,290        $ 10,195         $  4,840
 8/00          $ 16,586        $ 13,036        $ 12,096         $  5,379
 9/00          $ 14,374        $ 11,773        $ 10,780         $  4,994
10/00          $ 11,730        $  9,896        $  8,968         $  4,497
11/00          $ 10,288        $  9,132        $  8,157         $  4,578
12/00          $  8,403        $  8,504        $  7,369         $  4,124
 1/01          $ 10,024        $  9,440        $  8,033         $  4,081
 2/01          $  8,780        $  9,378        $  7,913         $  4,154
 3/01          $  9,044        $  9,116        $  7,199         $  3,985
 4/01          $  9,421        $  9,123        $  7,308         $  4,521
 5/01          $  9,006        $  9,127        $  7,602         $  4,488
 6/01          $  8,441        $  8,801        $  6,984         $  4,366
 7/01          $  7,160        $  8,009        $  6,347         $  3,992
 8/01          $  6,142        $  7,357        $  6,119         $  4,046
 9/01          $  5,200        $  6,703        $  5,568         $  3,681
10/01          $  6,105        $  7,494        $  6,059         $  3,766

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (COMMON SHARES)

                                                  FROM INCEPTION
 1 YEAR           3 YEAR           5 YEAR            (9/30/94)
(48.28%)         (0.34%)          (7.25%)             (6.80%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                         FUND
                                                                       --------
1 Year Total Return (9/30/00 to 9/30/01)                               (63.82%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                 (5.30%)
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                (11.03%)
Average Annual Total Return Since Inception
   (9/30/94 to 9/30/01)                                                 (8.91%)

(1)  Name changed from Warburg Pincus Japan Small Company Fund.
(2) The JASDAQ Index is an unmanaged index (with no defined investment objective) composed of stocks traded over-the-counter in Japan.
(3) The Morgan Stanley Capital International Japan Small Company Index is composed of small-cap Japanese stocks.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT
SUISSE JAPAN SMALL CAP FUND(1) ADVISOR SHARES, THE JASDAQ GROWTH INDEX(2) AND THE MSCI JAPAN SMALL COMPANY INDEX(3) FROM INCEPTION (9/30/94), AND AT EACH MONTH END. (UNAUDITED)

[CHART]

            Credit Suisse
             Japan Small                                        MSCI Japan
             Cap Fund(1)     JASDAQ (Yen)    JASDAQ (US$)     Small Company
           Advisor Shares      Index(2)        Index(2)          Index(3)
               $ 10,000        $ 10,000        $ 10,000         $ 10,000
10/94          $  9,850        $  9,699        $  9,901         $ 10,164
11/94          $  9,150        $  9,125        $  9,127         $  9,334
12/94          $  9,630        $  9,549        $  9,472         $  9,622
 1/95          $  9,000        $  8,667        $  8,669         $  9,275
 2/95          $  8,610        $  7,845        $  8,030         $  8,545
 3/95          $  7,860        $  7,349        $  8,419         $  8,988
 4/95          $  7,840        $  7,304        $  8,604         $  9,217
 5/95          $  7,310        $  6,987        $  8,170         $  8,270
 6/95          $  7,290        $  6,819        $  7,950         $  7,781
 7/95          $  8,280        $  7,441        $  8,365         $  8,557
 8/95          $  9,000        $  7,996        $  8,080         $  8,590
 9/95          $  9,080        $  8,300        $  8,328         $  8,454
10/95          $  9,080        $  8,192        $  7,930         $  8,127
11/95          $  9,180        $  8,086        $  7,882         $  8,604
12/95          $  9,510        $  8,494        $  8,149         $  9,015
 1/96          $  9,645        $  8,707        $  8,060         $  9,198
 2/96          $  9,188        $  8,550        $  8,047         $  8,995
 3/96          $  9,333        $  9,076        $  8,411         $  9,250
 4/96          $  9,812        $  9,615        $  9,085         $ 10,085
 5/96          $  9,666        $  9,594        $  8,783         $  9,615
 6/96          $ 10,197        $  9,837        $  8,876         $  9,556
 7/96          $  9,708        $  9,270        $  8,597         $  8,799
 8/96          $  9,406        $  8,847        $  8,063         $  8,480
 9/96          $  9,292        $  8,747        $  7,773         $  8,486
10/96          $  8,792        $  8,212        $  7,146         $  7,885
11/96          $  8,407        $  7,738        $  6,729         $  7,676
12/96          $  8,241        $  7,387        $  6,298         $  6,704
 1/97          $  7,533        $  6,930        $  5,650         $  6,020
 2/97          $  7,284        $  6,769        $  5,550         $  5,974
 3/97          $  7,138        $  6,455        $  5,159         $  5,444
 4/97          $  7,408        $  6,602        $  5,148         $  5,331
 5/97          $  8,064        $  6,872        $  5,836         $  6,352
 6/97          $  8,189        $  7,032        $  6,082         $  6,500
 7/97          $  8,366        $  6,485        $  5,421         $  5,804
 8/97          $  7,450        $  5,766        $  4,744         $  5,112
 9/97          $  7,127        $  5,270        $  4,321         $  4,264
10/97          $  6,628        $  5,146        $  4,235         $  4,392
11/97          $  6,233        $  4,488        $  3,480         $  3,602
12/97          $  6,083        $  4,343        $  3,306         $  2,980
 1/98          $  6,668        $  5,002        $  3,904         $  3,834
 2/98          $  6,530        $  4,921        $  3,855         $  4,124
 3/98          $  6,211        $  4,640        $  3,443         $  3,719
 4/98          $  6,572        $  4,601        $  3,446         $  3,571
 5/98          $  6,583        $  4,607        $  3,291         $  3,430
 6/98          $  6,721        $  4,458        $  3,179         $  3,477
 7/98          $  7,253        $  4,687        $  3,213         $  3,489
 8/98          $  6,583        $  4,183        $  2,932         $  3,129
 9/98          $  6,041        $  3,919        $  2,849         $  2,925
10/98          $  5,924        $  3,730        $  3,168         $  3,359
11/98          $  6,647        $  4,332        $  3,488         $  3,649
12/98          $  6,860        $  4,431        $  3,887         $  3,691
 1/99          $  7,455        $  4,756        $  4,048         $  3,767
 2/99          $  8,083        $  5,412        $  4,514         $  3,725
 3/99          $  9,359        $  6,405        $  5,352         $  4,202
 4/99          $ 10,752        $  7,312        $  6,062         $  4,510
 5/99          $ 10,316        $  6,701        $  5,445         $  4,208
 6/99          $ 13,772        $  9,127        $  7,462         $  4,741
 7/99          $ 15,516        $  9,640        $  8,312         $  5,008
 8/99          $ 16,888        $ 10,459        $  9,439         $  5,258
 9/99          $ 18,877        $ 11,489        $ 10,678         $  5,364
10/99          $ 19,845        $ 12,187        $ 11,556         $  5,338
11/99          $ 25,014        $ 13,999        $ 13,557         $  5,303
12/99          $ 29,474        $ 15,264        $ 14,757         $  4,914
 1/00          $ 26,159        $ 16,288        $ 15,058         $  4,988
 2/00          $ 29,410        $ 19,728        $ 17,771         $  4,918
 3/00          $ 23,963        $ 17,093        $ 16,492         $  5,319
 4/00          $ 19,251        $ 15,717        $ 14,391         $  4,750
 5/00          $ 15,712        $ 13,448        $ 12,359         $  4,931
 6/00          $ 16,789        $ 14,177        $ 13,258         $  5,653
 7/00          $ 13,698        $ 11,290        $ 10,195         $  4,840
 8/00          $ 16,362        $ 13,036        $ 12,096         $  5,379
 9/00          $ 14,173        $ 11,773        $ 10,780         $  4,994
10/00          $ 11,512        $  9,896        $  8,968         $  4,497
11/00          $ 10,100        $  9,132        $  8,157         $  4,578
12/00          $  8,225        $  8,504        $  7,369         $  4,124
 1/01          $  9,811        $  9,440        $  8,033         $  4,081
 2/01          $  8,594        $  9,378        $  7,913         $  4,154
 3/01          $  8,889        $  9,116        $  7,199         $  3,985
 4/01          $  9,258        $  9,123        $  7,308         $  4,521
 5/01          $  8,852        $  9,127        $  7,602         $  4,488
 6/01          $  8,299        $  8,801        $  6,984         $  4,366
 7/01          $  7,045        $  8,009        $  6,347         $  3,992
 8/01          $  6,049        $  7,357        $  6,119         $  4,046
 9/01          $  5,127        $  6,703        $  5,568         $  3,681
10/01          $  5,975        $  7,494        $  6,059         $  3,766

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01 (ADVISOR SHARES)

                                                  FROM INCEPTION
 1 YEAR           3 YEAR           5 YEAR            (9/30/94)
(48.10%)         (0.29%)          (7.43%)             (7.00%)

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                                                         FUND
                                                                       ---------
1 Year Total Return (9/30/00 to 9/30/01)                                (63.83%)
3 Year Average Annual Total Return (9/30/98 to 9/30/01)                  (5.32%)
5 Year Average Annual Total Return (9/30/96 to 9/30/01)                 (11.21%)
Average Annual Total Return Since Inception
   (9/30/94 to 9/30/01)                                                  (9.09%)

(1) Name changed from Warburg Pincus Japan Small Company Fund.
(2) The JASDAQ Index is an unmanaged index (with no defined investment objective) composed of stocks traded over-the-counter in Japan.
(3) The Morgan Stanley Capital International Japan Small Company Index is composed of small-cap Japanese stocks.

CREDIT SUISSE JAPAN GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                      NUMBER OF
                                                       SHARES             VALUE
                                                     ----------          -------
COMMON STOCKS (100.6%)
BANKS (8.9%)
    Mitsubishi Tokyo Financial Group, Inc(1)                214     $  1,590,948
    Sumitomo Mitsui Banking Corp.                       242,000        1,496,622
    UFJ Holdings, Inc.(1)                                   359        1,601,356
                                                                    ------------
                                                                       4,688,926
                                                                    ------------
BEVERAGES (2.7%)
    Takara Shuzo Co., Ltd.                              134,000        1,411,103
                                                                    ------------
CHEMICALS (2.1%)
    Shin-Etsu Chemical Co., Ltd.                         33,000        1,086,475
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (5.8%)
    Trans Cosmos, Inc.                                   75,300        2,030,064
    Venture Link Co., Ltd.                               19,050        1,050,509
                                                                    ------------
                                                                       3,080,573
                                                                    ------------
COMPUTERS & PERIPHERALS (4.2%)
    Intelligent Wave, Inc.                                   96        2,195,989
                                                                    ------------
CONSTRUCTION & ENGINEERING (2.8%)
    JGC Corp.                                           211,000        1,499,694
                                                                    ------------
DIVERSIFIED FINANCIALS (14.4%)
    Daiwa Securities Group, Ltd.                        253,000        1,653,527
    Nomura Holdings, Inc.                               150,000        1,972,959
    Orix Corp.                                           28,700        2,511,147
    Shohkoh Fund & Co., Ltd.                             11,740        1,442,503
                                                                    ------------
                                                                       7,580,136
                                                                    ------------
ELECTRICAL EQUIPMENT (3.0%)
    Furukawa Electric Co., Ltd.                         274,000        1,580,360
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.8%)
    Kyocera Corp.                                        30,700        2,089,220
    Seikoh Giken Co., Ltd.                               11,700          447,335
                                                                    ------------
                                                                       2,536,555
                                                                    ------------
HOUSEHOLD DURABLES (3.5%)
    Sony Corp.                                           48,400        1,830,742
                                                                    ------------
INTERNET SOFTWARE & SERVICES (7.5%)
    Access Co. Ltd.(1)                                       57          535,517
    Internet Initiative Japan, Inc. ADR(1)              132,700          668,808
    Softbank Corp.                                       94,000        2,012,009
    Softbank Investment Corp.(1)                             91          237,899
    Softbank Investment Corp.--New Shares                   182          475,798
                                                                    ------------
                                                                        3,930,031
                                                                    ------------
IT CONSULTING & SERVICES (2.5%)
    CSK Corp.                                            52,000        1,321,188
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                       SHARES             VALUE
                                                     ----------          -------
LEISURE EQUIPMENT & PRODUCTS (7.9%)
    Nintendo Co., Ltd.                                   13,300     $  2,051,420
    Sega Corp.(1)                                       108,300        2,110,171
                                                                    ------------
                                                                       4,161,591
                                                                    ------------
PHARMACEUTICALS (1.5%)
    Sankyo Co., Ltd.                                     42,000          816,633

REAL ESTATE (2.3%)
    Mitsui Fudosan Co., Ltd.                            122,000        1,238,887
                                                                    ------------
ROAD & RAIL (2.0%)
    Tokyu Corp.                                         228,000        1,028,193
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (15.7%)
    Disco Corp.                                          55,000        2,030,963
    Murata Manufacturing Co., Ltd.                       24,500        1,537,192
    Rohm Co., Ltd.                                       15,400        1,639,329
    Tokyo Electron, Ltd.                                 43,200        1,775,222
    Tokyo Seimitsu Co., Ltd.                             53,400        1,286,957
                                                                    ------------
                                                                       8,269,663
                                                                    ------------
SOFTWARE (6.4%)
    Konami Corp.                                         62,200        1,936,048
    Trend Micro, Inc.(1)                                 67,000        1,439,565
                                                                    ------------
                                                                       3,375,613
                                                                    ------------
WIRELESS TELECOMMUNICATIONS SERVICES (2.6%)
    NTT DoCoMo, Inc.                                        102        1,383,277
                                                                    ------------

TOTAL COMMON STOCKS (Cost $82,824,939)                                53,015,629
                                                                    ------------
                                                          PAR
                                                         (000)
                                                        -------

SHORT-TERM INVESTMENT (2.1%)
    State Street Bank and Trust Co.Euro
    Time Deposit, 2.50%, 11/01/01
    (Cost $1,120,000)                                    $1,120        1,120,000
                                                                    ------------

TOTAL INVESTMENTS (102.7%) (Cost $83,944,939)(2)                      54,135,629

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.7%)                         (1,419,637)
                                                                    ------------

NET ASSETS (100.0%)                                                 $ 52,715,992
                                                                    ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
----------
(1) Non-Income Producing Security
(2) Cost for federal income tax purposes is $84,433,892.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

                                                      NUMBER OF
                                                       SHARES             VALUE
                                                     ----------          -------
COMMON STOCKS (94.3%)
BEVERAGES (2.3%)
    Takara Shuzo Co., Ltd.                              153,000     $  1,611,184
                                                                    ------------
CHEMICALS (3.2%)
    Shin-Etsu Chemical Co., Ltd.                         67,000        2,205,874
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (6.6%)
    Trans Cosmos, Inc.                                   77,000        2,075,896
    Venture Link Co., Ltd.                               45,000        2,481,516
                                                                    ------------
                                                                       4,557,412
                                                                    ------------
COMPUTERS & PERIPHERALS (4.1%)
    Intelligent Wave, Inc.                                  125        2,859,360
                                                                    ------------
CONSTRUCTION & ENGINEERING (2.2%)
    JGC Corp.                                           211,000        1,499,694
                                                                    ------------
DIVERSIFIED FINANCIALS (9.6%)
    Daiwa Securities Group, Ltd.                        312,000        2,039,132
    Nomura Holdings, Inc.                               161,000        2,117,642
    Shohkoh Fund & Co., Ltd.                             20,530        2,522,538
                                                                    ------------
                                                                       6,679,312
                                                                    ------------
ELECTRICAL EQUIPMENT (9.0%)
    Funai Electric Co., Ltd.                             34,000        1,902,700
    Furukawa Electric Co., Ltd.                         339,000        1,955,263
    Megachips Corp.                                      85,300        2,390,254
                                                                    ------------
                                                                       6,248,217
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
    Livin' on the EDGE Co., Ltd.(1)                         750        1,868,796
    Seikoh Giken Co., Ltd.                               11,800          451,158
                                                                    ------------
                                                                       2,319,954
                                                                    ------------
FOOD & DRUG RETAILING (2.6%)
    Sugi Pharmacy Co., Ltd.                              43,000        1,809,158
                                                                    ------------
HOTELS RESTAURANTS & LEISURE (0.9%)
    Daibiru Corp.                                        98,200          652,233
                                                                    ------------
HOUSEHOLD DURABLES (2.5%)
    Sony Corp.                                           45,200        1,709,701
                                                                    ------------
INTERNET SOFTWARE & SERVICES (11.2%)
    Access Co., Ltd.(1)                                      92          864,344
    Index Corp.                                             292        1,538,663
    Internet Initiative Japan, Inc. ADR(1)              242,900        1,224,216
    Open Loop, Inc.(1)                                      120          801,928
    Softbank Corp.                                      124,900        2,673,404
    Softbank Investment Corp.(1)                             91          237,899
    Softbank Investment Corp.--New Shares                     182          475,798
                                                                    ------------
                                                                       7,816,252
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                       11

                                                      NUMBER OF
                                                       SHARES             VALUE
                                                     ----------          -------
IT CONSULTING & SERVICES (3.5%)
    CSK Corp.                                            94,400     $  2,398,464
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS (6.3%)
    Nintendo Co., Ltd.                                   10,400        1,604,118
    Sega Corp.(1)                                       141,600        2,759,005
                                                                    ------------
                                                                       4,363,123
                                                                    ------------
MACHINERY (5.0%)
    SMC Corp.                                            16,000        1,379,029
    Suruga Seiki Co., Ltd.                               91,000        1,107,716
    Takuma Co., Ltd.                                    120,000        1,008,782
                                                                    ------------
                                                                       3,495,527
                                                                    ------------
REAL ESTATE (1.4%)
    Goldcrest Co., Ltd.                                     400           22,614
    Mitsui Fudosan Co., Ltd.                             95,000          964,707
                                                                    ------------
                                                                         987,321
                                                                    ------------
ROAD & RAIL (2.3%)
    Keisei Electric Railway                             225,000          797,762
    Tokyu Corp.                                         175,000          789,183
                                                                    ------------
                                                                       1,586,945
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (9.3%)
    Disco Corp.                                          66,000        2,437,155
    Tokyo Electron, Ltd.                                 57,600        2,366,962
    Tokyo Seimitsu Co., Ltd.                             68,800        1,658,102
                                                                    ------------
                                                                       6,462,219
                                                                    ------------
SOFTWARE (5.6%)
    Konami Corp.                                         67,500        2,101,017
    Trend Micro, Inc.(1)                                 83,000        1,783,342
                                                                    ------------
                                                                       3,884,359
                                                                    ------------
WIRELESS TELECOMMUNICATIONS SERVICES (3.4%)
    NTT DoCoMo, Inc.                                        175        2,373,269
                                                                    ------------
TOTAL COMMON STOCKS (Cost $102,362,180)                               65,519,578
                                                                    ------------
                                                           PAR
                                                          (000)
                                                         ------
SHORT-TERM INVESTMENT (10.8%)
    State Street Bank and Trust Co. Euro Time
    Deposit, 2.50%, 11/01/01
    (Cost $7,484,000)                                $    7,484        7,484,000
                                                                    ------------
TOTAL INVESTMENTS (105.1%) (Cost $109,846,180)(2)                     73,003,578
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.1%)                        (3,536,607)
                                                                    ------------
NET ASSETS (100.0%)                                                 $ 69,466,971
                                                                    ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
----------
(1) Non-Income Producing Security
(2) Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2001

                                                   JAPAN GROWTH     JAPAN SMALL
                                                       FUND           CAP FUND
                                                  -------------    -------------
ASSETS
    Investments at value (Cost $83,944,939 and
       $109,846,180,respectively)                  $ 54,135,629     $ 73,003,578
    Cash                                                  1,865           11,271
    Foreign Currency (Cost $13,798 and $46,231,
       respectively)                                     13,709           46,515
    Receivable for investments sold                   1,278,775               -
    Receivable for fund shares sold                     273,283           18,907
    Dividend, interest and reclaim receivable            97,343           99,552
    Prepaid expenses and other assets                    22,732           27,414
                                                   ------------     ------------
       Total Assets                                  55,823,336        73,207,237
                                                   ------------     ------------
LIABILITIES
    Advisory fee payable                                 34,242          169,322
    Administrative services fee payable                   9,394           11,565
    Director's fee payable                                3,125            3,175
    Payable for investments purchased                 2,366,087        2,633,039
    Unrealized depreciation on forward currency
       contracts                                        561,398          629,914
    Payable for fund shares redeemed                     25,190          150,033
    Distribution fee payable                             17,835           17,695
    Other accrued expenses payable                       90,073          125,523
                                                   ------------     ------------
       Total Liabilities                              3,107,344        3,740,266
                                                   ------------     ------------
NET ASSETS
    Capital stock, $0.001 par value                      11,004           43,015
    Paid-in capital                                  93,464,515      109,559,839
    Accumulated net realized loss from investments
       and foreign currency transactions            (10,384,573)      (2,659,631)
    Net unrealized depreciation from investments
       and foreign currency translations            (30,374,954)     (37,476,252)
                                                   ------------     ------------
       Net Assets                                  $ 52,715,992      $69,466,971
                                                   ============     ===========
COMMON SHARES
    Net assets                                     $ 51,805,027      $68,793,682
    Shares outstanding                               10,810,521       42,600,359
                                                   ------------     ------------
    Net asset value, offering price and
       redemption price per share                  $       4.79     $       1.61
                                                   ============     ============
ADVISOR SHARES
    Net assets                                     $    910,965     $    673,289
    Shares outstanding                                  193,469          414,931
                                                    -----------     ------------
    Net asset value, offering price and
       redemption price per share                  $       4.71     $       1.62
                                                   ============     ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2001

                                                             JAPAN GROWTH      JAPAN SMALL
                                                                 FUND            CAP FUND
                                                             ------------      -----------
INVESTMENT INCOME
    Dividends                                                $    361,247     $    327,616
    Interest                                                       44,819           72,754
    Foreign taxes withheld                                        (54,187)         (49,142)
                                                             ------------     ------------
      Total investment income                                     351,879          351,228
                                                             ------------     ------------
EXPENSES
    Investment advisory fees                                    1,194,481        1,298,431
    Administrative services fees                                  185,402          200,740
    Shareholder servicing/Distribution fees                       242,226          262,430
    Transfer agent fees                                           329,916          377,913
    Interest expense                                              126,797           96,705
    Registration fees                                             106,083           78,956
    Printing fees                                                  92,877           90,888
    Legal fees                                                     38,415           40,851
    Custodian fees                                                 32,683           35,202
    Audit fees                                                     24,375           25,675
    Directors fees                                                 18,948           17,692
    Insurance expense                                               9,369            9,488
    Miscellaneous expense                                          11,984           11,552
                                                             ------------     ------------
                                                                2,413,556        2,546,523
    Less: fees waived and transfer agent offsets                 (737,953)        (725,975)
                                                             ------------     ------------
      Total expenses                                            1,675,603        1,820,548
                                                             ------------     ------------
       Net investment loss                                     (1,323,724)      (1,469,320)
                                                             ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
    INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                        (17,840,633)      (9,620,119)
    Net realized gain from foreign currency
      transactions                                              7,234,911        6,915,626
    Net change in unrealized appreciation
      (depreciation) from investments                         (49,566,010)     (66,822,227)
    Net change in unrealized appreciation
      (depreciation) from foreign currency translations          (565,553)        (633,933)
                                                             ------------     ------------
    Net realized and unrealized loss from
      investments and foreign currency related items          (60,737,285)     (70,160,653)
                                                             ------------     ------------
    Net decrease in net assets resulting
      from operations                                        $(62,061,009)    $(71,629,973)
                                                             ============     ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                            JAPAN GROWTH FUND                        JAPAN SMALL CAP FUND
                                                  -------------------------------------     ------------------------------------
                                                    FOR THE YEAR         FOR THE YEAR         FOR THE YEAR        FOR THE YEAR
                                                        ENDED                ENDED                ENDED               ENDED
                                                  OCTOBER 31, 2001     OCTOBER 31, 2000     OCTOBER 31, 2001    OCTOBER 31, 2000
                                                  ----------------     ----------------     ----------------    ----------------
FROM OPERATIONS
  Net investment loss                             $    (1,323,724)     $     (6,586,980)     $   (1,469,320)    $    (8,678,582)
  Net realized gain (loss) from investments
    and foreign currency transactions                 (10,605,722)           86,172,639          (2,704,493)        215,247,574
  Net change in unrealized appreciation
    (depreciation) from investments and
    foreign currency translations                     (50,131,563)         (164,578,222)        (67,456,160)       (286,307,946)
                                                    -------------      ----------------      --------------     ---------------
    Net decrease in net assets resulting
     from operations                                  (62,061,009)          (84,992,563)        (71,629,973)        (79,738,954)
                                                    -------------      ----------------      --------------     ---------------
FROM DISTRIBUTIONS
  Distributions from net realized gains
    Common Class shares                               (26,886,012)          (54,535,191)        (49,657,261)       (160,439,960)
    Advisor Class shares                                 (356,710)             (765,619)           (561,816)         (1,251,909)
                                                    -------------      ----------------      --------------     ---------------
    Net decrease in net assets from
      distributions                                   (27,242,722)          (55,300,810)        (50,219,077)       (161,691,869)
                                                    -------------      ----------------      --------------     ---------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                        209,410,307         3,501,145,734         118,624,356       1,461,402,087
  Reinvestment of distributions                        26,286,140            51,303,038          48,790,392         150,012,156
  Net asset value of shares redeemed,
    net of redemption fees                           (273,010,785)(1)    (3,761,685,250)(2)    (155,827,523)(3)  (2,048,946,583)(4)
                                                    -------------      ----------------      --------------     ---------------
    Net increase (decrease) in net assets
      from capital share transactions                 (37,314,338)         (209,236,478)         11,587,225        (437,532,340)
                                                    -------------      ----------------      --------------     ---------------
  Net decrease in net assets                         (126,618,069)         (349,529,851)       (110,261,825)       (678,963,163)

NET ASSETS
  Beginning of year                                   179,334,061           528,863,912         179,728,796         858,691,959
                                                    -------------      ----------------      --------------     ---------------
  End of year                                       $  52,715,992      $    179,334,061      $   69,466,971     $   179,728,796
                                                    =============      ================      ==============     ===============

----------
(1) Net of $1,297,749 of redemption fees retained by the Fund.
(2) Net of $1,346,475 of redemption fees retained by the Fund.
(3) Net of $1,584,838 of redemption fees retained by the Fund.
(4) Net of $6,727,130 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                       ----------------------------------------------------------------
                                                          2001         2000         1999         1998           1997
                                                       ----------   ----------   ----------   ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                 $    11.54   $    24.26   $     8.59   $     9.74     $     9.85
                                                       ----------   ----------   ----------   ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                                       (0.12)       (0.42)       (0.10)       (0.07)(1)      (0.07)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                          (4.73)       (8.64)       15.77        (1.08)          0.21
                                                       ----------   ----------   ----------   ----------     ----------
      Total from investment operations                      (4.85)       (9.06)       15.67        (1.15)          0.14
                                                       ----------   ----------   ----------   ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          -            -            -            -          (0.20)
  Distributions from net realized gains                     (2.02)       (3.75)           -            -              -
  Distributions in excess of net realized gains                 -            -            -            -          (0.05)
                                                       ----------   ----------   ----------   ----------     ----------
      Total dividends and distributions                     (2.02)       (3.75)           -            -          (0.25)
                                                       ----------   ----------   ----------   ----------     ----------
REDEMPTION FEES                                              0.12         0.09            -            -              -
                                                       ----------   ----------   ----------   ----------     ----------
NET ASSET VALUE, END OF PERIOD                         $     4.79   $    11.54   $    24.64   $     8.59     $     9.74
                                                       ==========   ==========   ==========   ==========     ==========

      Total return                                         (48.66)%     (40.04)%        182       (11.81)%         1.47%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)               $   51,805   $  177,080   $  525,489   $   40,519     $   24,954
    Ratio of expenses to average net assets(2)               1.76%        1.77%        1.76%        1.75%          1.75
    Ratio of net loss to average net assets                 (1.38)%      (1.41)%      (1.32)       (0.76)%        (1.03)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.77%        0.53%        0.45%        0.53%          0.81%
Portfolio turnover rate                                        59%         118%         171%          76%            94%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .01%, .02%, .01%, .00%, and .00% for the years ending October 31, 2001, 2000, 1999, 1998, and 1997 respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.75% for each of the years ended October 31, 2001, 2000, 1999, 1998, and 1997.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN GROWTH FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                       ----------------------------------------------------------------
                                                          2001         2000         1999         1998           1997
                                                       ----------   ----------   ----------   ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                 $    11.42    $   24.18   $     8.71   $     9.89     $     9.83
                                                       ----------   ----------   ----------   ----------     ----------
INVESTMENT OPERATIONS
  Net investment income (loss)                             (0.11)        (0.42)       (0.06)       (0.11)(1)       0.05
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                         (4.66)        (8.63)       15.53        (1.07)          0.01
                                                       ----------   ----------   ----------   ----------     ----------
      Total from investment operations                     (4.77)        (9.05)       15.47        (1.18)          0.06
                                                       ----------   ----------   ----------   ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                    (2.00)        (3.73)           -            -              -
                                                       ----------   ----------   ----------   ----------     ----------
 REDEMPTION FEES                                            0.06          0.02            -            -              -
                                                       ----------   ----------   ----------   ----------     ----------
NET ASSET VALUE, END OF PERIOD                         $    4.71    $    11.42   $    24.18   $     8.71     $     9.89
                                                       ==========   ==========   ==========   ==========     ==========
      Total return                                        (48.90)%      (40.47)%     177.61%      (11.93)%         0.61%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)               $     911     $   2,254   $    3,375   $       22     $       17
    Ratio of expenses to average net assets(2)              2.01%         2.02%        2.01%        2.00%          2.00%
    Ratio of net loss to average net assets                (1.63)%       (1.66)%      (1.55)%      (1.11)%        (1.42)%
    Decrease reflected in above operating expenses
      ratios due to waivers/reimbursements                  0.76%         0.58%        0.54%        0.58%          7.25%
Portfolio turnover rate                                       59%          118%         171%          76%            94%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .01%, .02%, .01%, .00% and .00% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997. The Advisor Class shares' operating expense ratios after reflecting these arrangement were 2.00% for each of the years ended October 31, 2001, 2000, 1999, 1998, and 1997.

                 See Accompanying Notes to Financial Statements.

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                       ---------------------------------------------------------------
                                                          2001         2000         1999         1998          1997
                                                       ----------   ----------   ----------   ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period                 $     4.88   $    18.61   $     5.57   $     6.37    $     8.47
                                                       ----------   ----------   ----------   ----------    ----------
INVESTMENT OPERATIONS
  Net investment loss                                       (0.03)       (0.24)       (0.08)       (0.01)        (1.22)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                          (1.71)       (5.74)       13.12        (0.67)        (0.79)
                                                       ----------   ----------   ----------   ----------    ----------
      Total from investment operations                      (1.74)       (5.98)       13.04        (0.68)        (2.01)
                                                       ----------   ----------   ----------   ----------    ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                     (1.57)       (7.93)           -        (0.07)        (0.09)
  Return of capital                                             -            -            -        (0.05)            -
                                                       ----------   ----------   ----------   ----------    ----------
      Total distributions                                   (1.57)       (7.93)           -        (0.12)        (0.09)
                                                       ----------   ----------   ----------   ----------    ----------
REDEMPTION FEES                                              0.04         0.18            -            -             -
                                                       ----------   ----------   ----------   ----------    ----------
NET ASSET VALUE, END OF PERIOD                         $     1.61   $     4.88   $    18.61   $     5.57    $     6.37
                                                       ==========   ==========   ==========   ==========    ==========
      Total return                                         (48.28)%     (41.53)%     234.11%      (10.61)%      (23.98)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)               $   68,794   $  177,992   $  855,282   $   37,299    $   41,627
    Ratio of expenses to average net assets(1)               1.76%        1.77%        1.76%        1.75%         1.76%
    Ratio of net loss to average net assets                 (1.41)%      (1.48)%      (1.25)%      (0.84)%       (1.10)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.69%        0.48%        0.43%        0.81%         0.51%
Portfolio turnover rate                                        59%          46%         250%         113%          101%

----------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .01%, 02%, .01%, .00%, and .01% for the years ending October 31, 2001, 2000, 1999, 1998, and 1997 respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.75% for each of the years ended October 31, 2001, 2000, 1999, 1998, and 1997.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE JAPAN SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                       ---------------------------------------------------------------
                                                          2001         2000         1999         1998          1997
                                                       ----------   ----------   ----------   ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period                 $     4.89  $     18.66   $     5.57   $     6.37    $     8.45
                                                       ----------   ----------   ----------   ----------    ----------
INVESTMENT OPERATIONS
  Net investment income (loss)                              (0.04)       (0.22)       (0.06)       (0.62)         0.35
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                          (1.72)       (5.81)       13.15        (0.06)        (2.43)
                                                       ----------   ----------   ----------   ----------    ----------
      Total from investment operations                      (1.76)       (6.03)       13.09        (0.68)        (2.08)
                                                       ----------   ----------   ----------   ----------    ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                     (1.56)       (7.87)           -        (0.07)            -
  Return of capital                                             -            -            -        (0.05)            -
                                                       ----------   ----------   ----------   ----------    ----------
      Total distributions                                   (1.56)       (7.87)           -        (0.12)            -
                                                       ----------   ----------   ----------   ----------    ----------
  REDEMPTION FEES                                            0.05         0.13            -            -             -
                                                       ----------   ----------   ----------   ----------    ----------
NET ASSET VALUE, END OF PERIOD                         $     1.62  $      4.89   $    18.66   $     5.57    $     6.37
                                                       ==========   ==========   ==========   ==========    ==========
      Total return                                         (48.10)%     (41.99)%     235.01%      (10.63)%      (24.62)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)               $      673   $    1,737   $    3,410   $        1    $        3
    Ratio of expenses to average net assets(1)               2.01%        2.02%        2.01%        2.01%         2.00%
    Ratio of net income (loss) to average
      net assets                                            (1.66)%      (1.75)%      (1.53)%      (1.18)%       (1.10)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                   0.72%        0.53%        0.51%       22.81%         6.69%
Portfolio turnover rate                                        59%          46%         250%         113%          101%

----------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .01%, .02%, .01%, .01% and .00% for the years ended October 31, 2001, 2000, 1999, 1998, and 1997. The Advisor Class shares' operating expense ratios after reflecting these arrangement were 2.00% for each of the years ended October 31, 2001, 2000, 1999, 1998, and 1997.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Japan Growth Fund ("Japan Growth") and the Credit Suisse Japan Small Cap Fund ("Japan Small Cap"), each a Maryland Corporation, (each, a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies.

   The funds changed their legal names during the most recent fiscal year. A comparison of the old names and the new names, which were effective on December 12, 2001, are presented below:

       OLD NAME                           NEW NAME

       Warburg Pincus Japan Growth Fund   Credit Suisse Japan Growth Fund
       Warburg Pincus Japan Small         Credit Suisse Japan Small Cap Fund
        Company Fund

   Investment objectives for each Fund are as follows: Japan Growth seeks long-term growth of capital and Japan Small Cap seeks long-term capital appreciation.

   Both Funds offered two classes of shares, one class being referred to as the Common Class shares and one class being referred to as the Advisor Class shares. Common and Advisor Class shares in each Fund represented an equal pro rata interest in such Fund, except that they bore different expenses which reflected the difference in the range of services provided to them. Common Class shares for both Funds bore expenses paid pursuant to a shareholder servicing and distribution plan adopted by each Fund at an annual rate of .25% of the average daily net asset value of each Fund's outstanding Common Class shares. Advisor Class shares for each Fund bore expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's Advisor Class shares. Advisor Class shares bore expenses of .50% of average daily net assets.

   Subsequent to October 31, 2001, the classes offered by the Funds changed as follows. Both Funds closed the Common Class shares to new investors and closed the Advisor Class shares to new investments. Japan Growth began offering Class A shares. Class A shares are sold with a front-end sales charge of 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for both Funds.

However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (GAAP).

   At October 31, 2001, accumulated undistributed net investment loss and accumulated net realized gain from investments and foreign currency related transactions have been adjusted for current period permanent book/tax differences. The Japan Growth and Japan Small Company Funds reclassified ($309,481) and ($317,899), respectively, from net realized gain from investments and foreign currency related transactions to accumulated undistributed net investment loss. The Japan Growth and Japan Small Company Funds reclassified $1,633,205 and $1,787,219, respectively, from accumulated undistributed net investment loss to net capital contributed. The Japan Growth and Japan Small Company Funds reclassified ($738) and ($139,155), respectively, from net capital contributed to accumulated net realized loss on investments and foreign currency transactions.

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the funds' custodian. The short-term time deposit is a variable rate account classified as short-term investments. These deposits are not collateralized.

   H) OTHER -- The Funds may invest in securities of foreign countries and governments (primarily Japan) which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks. In addition, focusing investments in a single country, such as Japan, involves increased risks.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as each Fund's investment advisor. For it's investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

       FUND                               ANNUAL RATE
       Japan Growth           1.25% of average daily net assets
       Japan Small Cap        1.25% of average daily net assets

   For the year ended October 31, 2001, investment advisory fees and voluntary waivers were as follows:

                                       GROSS                         NET
       FUND                         ADVISORY FEE      WAIVER     ADVISORY FEE
       ----                         ------------      ------     ------------
       Japan Growth                 $1,194,481     $(732,033)     $462,448
       Japan Small Cap               1,298,431      (717,902)      580,529

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as co-administrator to each Fund. PFPC, Inc. ("PFPC"), an indirect subsidiary of PNC Financial Services Group, Inc., also serves as each Fund's co-administrator. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

   For the year ended October 31, 2001, administrative services fees earned by CSAMSI were as follows:


       FUND                                     CO-ADMINISTRATION FEE
       ----                                     ---------------------
       Japan Growth                                  $ 95,558
       Japan Small Cap                                103,875

   For its administrative services through February 4, 2001, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

       AVERAGE DAILY NET ASSETS                           ANNUAL RATE
       First $500 million                       .11% of average daily net assets
       Next $1 billion                          .09% of average daily net assets
       Over $1.5 billion                        .07% of average daily net asset

   Effective February 5, 2001, for its administrative services, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:


       AVERAGE DAILY NET ASSETS                           ANNUAL RATE
       First $500 million                       .08% of average daily net assets
       Next $1 billion                          .07% of average daily net assets
       Over $1.5 billion                        .06% of average daily net assets

   For the year ended October 31, 2001, administrative services fees earned by PFPC (including out of pocket expenses) were as follows:


       FUND                                    CO-ADMINISTRATION FEE
       ----                                    ---------------------
       Japan Growth                                  $89,844
       Japan Small Cap                                96,865

   In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% and
 .50% of the average daily net assets of each Fund's Common Class shares and Advisor Class shares, respectively. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services.

   For the year ended October 31, 2001, shareholder servicing and distribution fees were as follows:

                                               SHAREHOLDER SERVICING/
       FUND                                      DISTRIBUTION FEE
       ----                                    ----------------------
       Japan Growth
         Common Class Shares                           $235,566
         Advisor Class Shares                             6,660
                                                       --------
                                                       $242,226
                                                       ========
       Japan Small Cap
         Common Class Shares                           $256,942
         Advisor Class Shares                             5,488
                                                       --------
                                                       $262,430
                                                       ========

   Boston Financial Data Services, Inc. ("BFDS") serves as each Fund's transfer and dividend reinvestment agent. The Funds have an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. For the year ended October 31, 2001, the Funds received credits or reimbursements under this arrangement as follows:


       FUND                                     AMOUNT
       ----                                    --------
       Japan Growth                             $5,920
       Japan Small Cap                          $8,073

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2001, the Funds reimbursed CSAM, which is included in the Funds' transfer agent expense, as follows:


       FUND                                     AMOUNT
       ----                                    --------
       Japan Growth                             $134,079
       Japan Small Cap                          $158,619

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the year ended October 31, 2001, Merrill was paid by the Funds' for their services as follows:


       FUND                                     AMOUNT
       ----                                    --------
       Japan Growth                            $38,031
       Japan Small Cap                         $38,165

NOTE 3. LINE OF CREDIT

   Through June 19, 2001, the Funds, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of
 .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. At October 31, 2001, there were no loans outstanding for any of the Portfolios.

   During the year ended October 31, 2001, the following Funds had borrowings under the Prior Credit Facility and the New Credit Facility:


                                              AVERAGE         MAXIMUM
                         AVERAGE DAILY        INTEREST       DAILY LOAN
       FUND              LOAN BALANCE          RATE %       OUTSTANDING
       ----              -------------        --------      -----------
       Japan Growth       $1,331,016           6.272%       $ 9,398,000
       Japan Small Cap     1,056,701           6.222%        11,611,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:


       FUND                                    PURCHASES        SALES
       ----                                    ---------        -----
       Japan Growth                           $56,791,373   $107,221,764
       Japan Small Cap                         61,204,573     88,254,660

   At October 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:


                                   UNREALIZED     UNREALIZED     NET UNREALIZED
       FUND                       APPRECIATION  (DEPRECIATION)   (DEPRECIATION)
       ----                       ------------  --------------   --------------
       Japan Growth                 $3,984,838   $(34,283,101)    $(30,298,263)
       Japan Small Cap               6,818,549    (43,661,151)     (36,842,602)

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Both Funds are authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are designated Common Class shares and two billion shares of each Fund are designated Advisor Class shares.

   Transactions in classes of each Fund were as follows:

                                                               JAPAN GROWTH
                                     ---------------------------------------------------------------
                                                               COMMON CLASS
                                     ---------------------------------------------------------------
                                         FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                   OCTOBER 31, 2000
                                     ---------------------------     -------------------------------
                                       SHARES          VALUE             SHARES           VALUE
                                       ------          -----             ------           -----
Shares sold                          28,910,781   $ 208,537,937       129,177,753   $ 3,485,417,398
Shares issued in reinvestment of
  distributions                       3,056,021      26,006,517         3,470,068        50,768,758
Shares redeemed                     (36,504,510)   (271,812,366)(1)  (138,961,817)   (3,747,382,096)(2)
                                    ------------  --------------     -------------  ----------------
Net decrease                         (4,537,708)  $ (37,267,912)       (6,313,996)  $  (211,195,940)
                                    ============  ==============     =============  ================

                                                               JAPAN GROWTH
                                     ---------------------------------------------------------------
                                                               ADVISOR CLASS
                                     ---------------------------------------------------------------
                                         FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                   OCTOBER 31, 2000
                                     ---------------------------     -------------------------------
                                       SHARES          VALUE             SHARES           VALUE
                                       ------          -----             ------           -----
Shares sold                             127,090   $     872,369           547,543   $    15,728,336
Shares issued in reinvestment of
  distributions                          33,368         279,623            37,405           534,280
Shares redeemed                        (164,373)     (1,198,419)(1)      (527,138)      (14,303,154)(2)
                                     -----------   -------------      ------------  ----------------
Net increase (decrease)                  (3,915)  $     (46,427)          57,810    $     1,959,462
                                     ===========   =============      ============  ================

                                                              JAPAN SMALL CAP
                                     ---------------------------------------------------------------
                                                               COMMON CLASS
                                     ---------------------------------------------------------------
                                         FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                   OCTOBER 31, 2000
                                     ---------------------------     -------------------------------
                                       SHARES          VALUE            SHARES         VALUE
                                       ------          -----            ------         -----
Shares sold                           48,118,675  $  116,838,049        71,833,920  $  1,447,025,279
Shares issued in reinvestment of
  distributions                       17,487,632      48,266,457        22,943,279       148,923,879
Shares redeemed                      (59,498,447)   (153,746,853)(3)  (104,246,883)   (2,034,403,932)(4)
                                     -----------  --------------      ------------  ----------------
Net increase (decrease)                6,107,860  $   11,357,653        (9,469,684) $   (438,454,774)
                                     ===========  ==============      ============  ================

                                                              JAPAN SMALL CAP
                                     -------------------------------------------------------------
                                                               ADVISOR CLASS
                                     -------------------------------------------------------------
                                         FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                  OCTOBER 31, 2000
                                     ---------------------------     -----------------------------
                                       SHARES          VALUE            SHARES         VALUE
                                       ------          -----            ------         -----
Shares sold                              696,124   $   1,786,307         709,514   $    14,376,808
Shares issued in reinvestment of
  distributions                          189,831         523,935         167,189         1,088,277
Shares redeemed                         (826,507)     (2,080,670)(3)    (703,904)      (14,542,651)(4)
                                     -----------   -------------     ------------  ---------------
Net increase                              59,448   $     229,572          172,799  $       922,434
                                     ===========   =============     ============  ===============

----------
(1) Includes $1,286,349 and $11,400 of redemption fees for Common Class shares and Advisor Class shares respectively.
(2) Includes $1,342,097 and $4,378 of redemption fees for Common Class shares and Advisor Class shares respectively.
(3) Includes $1,564,914 and $19,924 of redemption fees for Common Class shares and Advisor Class shares respectively.
(4) Includes $6,682,191 and $44,939 of redemption fees for Common Class shares and Advisor Class shares respectively.

   On March 20, 2000, the Board of Directors of the Japan Growth Fund approved the imposition of a redemption fee plan, whereby 2% of the value of shares redeemed or exchanged less than six months from the date of purchase will be charged to shareholders. The Board also approved on this date, a plan whereby the redemption fee previously imposed by the Japan Small Cap Fund was increased from 1% to 2%. These fees apply only to shares purchased on or after May 30, 2000 that are held for less than six months. Reinvested dividends and distributions are not subject to the fee. The fee will be charged based on the value of shares at redemption, and will be paid directly to the Fund and become part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions will be redeemed first, followed by the shares held longest.

NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS

   Each Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise from movements in the value of a foreign currency relative to the U.S. dollar and from the potential default of counterparties to the contracts. Each Fund will enter into forward contracts primarily for hedging purposes. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or the date on which an offsetting position is entered into.

   At October 31, 2001, Japan Growth and Japan Small Cap had the following open forward foreign currency contracts:


                                                                                               UNREALIZED
                   FORWARD                                                                      FOREIGN
                   CURRENCY       EXPIRATION   FOREIGN CURRENCY    CONTRACT      CONTRACT       EXCHANGE
FUND               CONTRACT          DATE         TO BE SOLD        AMOUNT         VALUE          LOSS
---------------  ------------     ----------   ----------------  ------------   -----------   ------------
Japan Growth     Japanese Yen       01/11/02    6,230,000,000    $50,564,078    $51,125,476    $(561,398)
Japan Small Cap  Japanese Yen       01/11/02    6,990,000,000     56,732,378     57,362,292     (629,914)

NOTE 7. CAPITAL LOSS CARRYOVER

   At October 31, 2001, capital loss carryovers were available to offset future realized gains as follows: $10,457,018 in Japan Growth which expires in 2009 and $3,289,546 in Japan Small Cap which expires in 2009.


NOTE 8. BOARD OF DIRECTORS APPROVAL OF MERGERS

   On November 12, 2001, the Board of Directors of Japan Small Cap approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of Japan Small Cap would become a shareholder of Japan Growth (the "Acquiring Fund") and would receive on a tax-free basis shares of the Japan Growth with the same net asset value as their shares of Japan Small Cap. The Reorganization is subject to the approval of Japan Small Cap shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders of Japan Small Cap in anticipation of a special meeting of shareholders to be held at a later date.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse Japan Growth Fund, Inc. and Credit Suisse Japan Small Cap Fund, Inc.:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Japan Growth Fund, Inc. and Credit Suisse Japan Small Cap Fund, Inc. (both funds collectively referred to as the "Funds") at October 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 17, 2001

CREDIT SUISSE FUNDS
SHAREHOLDER TAX INFORMATION (UNAUDITED)

   Each Fund is required by Subchapter M of the Code to advise its shareholders within 60 days of each Fund's fiscal year end as to the U.S. federal tax status of dividends and distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 2001, the following dividends and distributions per share were paid by each of the Fund's:


                                   LONG-TERM
                                 CAPITAL GAINS
FUND                               PER SHARE
----                             -------------
PAYMENT DATE                       12/08/00
Japan Growth
   Common Class                     2.0153
   Advisor Class                    2.0053
Japan Small Cap
   Common Class                     1.5668
   Advisor Class                    1.5639

   The above information was provided to calendar year taxpayers via Form 1099-DIV mailed in January of 2001. Because the fiscal year of the Funds is not a calendar year, another notification will be sent with respect to calendar year 2001. The second notification, which will reflect the amount to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2002.

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

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                    800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      WP JPN-2-1001